As filed with the Securities and Exchange Commission on December 16, 2004.
                                               Commission File Nos. 333-70384
                                                                    811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                        [   ]

Post-Effective Amendment No. 14                                    [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50                                                   [ X ]

                            JNLNY Separate Account I
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                             2900 Westchester Avenue
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is  proposed   that  this   filing  will  become   effective

  X      immediately upon filing pursuant to paragraph (b)
----
         on (date) pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

EXPLANATORY NOTE: This amendment has a supplement updating fund expenses and related information; otherwise, Parts A and B of Post-Effective Amendment No. 13 to this Registration Statement, as filed on September 17, 2004 (Accession No. 0000933691-04-000226), are unchanged and hereby incorporated by reference, along with 497s filed on October 7, 2004 (Accession No. 0000927730-04-000235) and October 12, 2004 (Accession Nos. 0000927730-04-000244 and 0000927730-04-000245).

                       SUPPLEMENT DATED DECEMBER 16, 2004
                   TO THE PROSPECTUS DATED OCTOBER 4, 2004 FOR

                                PERSPECTIVE II(R)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(SM)
                        THROUGH JNLNY SEPARATE ACCOUNT I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EXPLANATION: With the "Fund Annual Expenses" table, the column entitled "Estimated Distribution (12b-1) Fee" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund. We have updated the annual expenses of the Funds. Also, effective January 1, 2005, the advisory fee of certain Funds is reduced, as noted. As a result of these changes, please entirely replace the "Total Annual Fund Operating Expenses," "Fund Annual Expenses" table and accompanying footnotes, and "Examples" sections of the prospectus with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees and other expenses)

Minimum: 0.59%

Maximum: 1.33%

FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)

                                                               MANAGEMENT AND     12B-1
                                                               ADMINISTRATIVE    SERVICE                       TOTAL FUND
                         FUND NAME                                 FEE/1/         FEE/2/   OTHER EXPENSES/3/ ANNUAL EXPENSES
------------------------------------------------------------ ------------------- ---------- --------------- -----------------
JNL/AIM Large Cap Growth Fund*                                    0.81%            0.20%          0%              1.01%
JNL/AIM Small Cap Growth Fund                                     0.95%            0.20%          0%              1.15%
JNL/Alger Growth Fund                                             0.80%            0.20%          0%              1.00%
JNL/Alliance Capital Growth Fund                                  0.68%            0.20%          0%              0.88%
JNL/Eagle Core Equity Fund                                        0.76%            0.20%          0%              0.96%
JNL/Eagle SmallCap Equity Fund                                    0.85%            0.20%          0%              1.05%
JNL/FMR Balanced Fund                                             0.80%            0.20%          0%              1.00%
JNL/FMR Capital Growth Fund                                       0.80%            0.20%          0%              1.00%
JNL/JPMorgan International Value Fund                             0.93%            0.20%          0%              1.13%
JNL/Lazard Mid Cap Value Fund*                                    0.82%            0.20%          0%              1.02%
JNL/Lazard Small Cap Value Fund*                                  0.85%            0.20%          0%              1.05%
JNL/Mellon Capital Management S&P 500 Index Fund                  0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund           0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management Small Cap Index Fund                0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management International Index Fund            0.45%            0.20%          0%              0.65%
JNL/Mellon Capital Management Bond Index Fund                     0.40%            0.20%          0%              0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
  Fund                                                            0.56%            0.20%          0%              0.76%
JNL/Oppenheimer Global Growth Fund                                0.85%            0.20%          0%              1.05%
JNL/Oppenheimer Growth Fund                                       0.80%            0.20%          0%              1.00%
JNL/PIMCO Total Return Bond Fund                                  0.60%            0.20%          0%              0.80%
JNL/Putnam Equity Fund                                            0.77%            0.20%          0%              0.97%
JNL/Putnam International Equity Fund                              0.93%            0.20%          0%              1.13%
JNL/Putnam Midcap Growth Fund                                     0.85%            0.20%          0%              1.05%
JNL/Putnam Value Equity Fund                                      0.75%            0.20%          0%              0.95%
JNL/Salomon Brothers High Yield Bond Fund                         0.60%            0.20%          0%              0.80%
JNL/Salomon Brothers Strategic Bond Fund                          0.74%            0.20%          0%              0.94%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund          0.59%            0.20%          0%              0.79%
JNL/Select Balanced Fund                                          0.59%            0.20%          0%              0.79%
JNL/Select Global Growth Fund                                     0.89%            0.20%          0%              1.09%
JNL/Select Large Cap Growth Fund                                  0.78%            0.20%          0%              0.98%
JNL/Select Money Market Fund                                      0.40%            0.20%          0%              0.60%
JNL/Select Value Fund                                             0.65%            0.20%          0%              0.85%
JNL/T. Rowe Price Established Growth Fund*                        0.70%            0.20%          0%              0.90%
JNL/T. Rowe Price Mid-Cap Growth Fund                             0.82%            0.20%          0%              1.02%
JNL/T. Rowe Price Value Fund*                                     0.77%            0.20%          0%              0.97%
JNL/S&P Managed Conservative Fund4                                0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Fund4                                    0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Growth Fund4                             0.17%              0%           0%              0.17%
JNL/S&P Managed Growth Fund4                                      0.16%              0%           0%              0.16%
JNL/S&P Managed Aggressive Growth Fund4                           0.17%              0%           0%              0.17%
JNL/Mellon Capital Management The DowSM 10 Fund                   0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management The S&P(R) 10 Fund                  0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Global 15 Fund                      0.57%            0.20%         0.01%            0.78%
JNL/Mellon Capital Management 25 Fund                             0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Select Small-Cap Fund               0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management JNL 5 Fund                          0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management NASDAQ(R) 15 Fund                   0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund               0.52%            0.20%         0.16%            0.88%
JNL/Mellon Capital Management VIP Fund                            0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Communications Sector Fund          0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund         0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Energy Sector Fund                  0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Financial Sector Fund               0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
   Sector Fund                                                    0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Technology Sector Fund              0.52%            0.20%         0.01%            0.73%
------------------------------------------------------------ ------------------- ---------- --------------- -----------------

* Effective January 1, 2005. Until then, the Management and Administrative Fee for each of the Funds is as noted:

         JNL/AIM Large Cap Growth Fund...................................0.85%
         JNL/Lazard Mid Cap Value Fund...................................0.88%
         JNL/Lazard Small Cap Value Fund.................................0.92%
         JNL/T. Rowe Price Established Growth Fund.......................0.72%
         JNL/T. Rowe Price Value Fund....................................0.79%

1 Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the JNL/Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

2 Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

3 Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

4 UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75% to 1.33% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund..............................1.002%
         JNL/S&P Managed Moderate Fund..................................1.035%
         JNL/S&P Managed Moderate Growth Fund...........................1.070%
         JNL/S&P Managed Growth Fund....................................1.111%
         JNL/S&P Managed Aggressive Growth Fund ........................1.128%

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include a 4% Contract Enhancement, maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the Three-year Withdrawal Period, the 4% Contract Enhancement and the 5% for Life GMWB (using the maximum possible charge (at age 60)). Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR         3 YEARS           5 YEARS          10 YEARS
$547           $1,638            $2,722           $5,249

If you surrender your Contract at the end of each time period:

1 YEAR         3 YEARS           5 YEARS          10 YEARS
$1,447         $2,038            $2,922           $5,249

The following examples include minimum und fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR         3 YEARS           5 YEARS          10 YEARS
$200           $618              $1,062           $2,296

If you surrender your Contract at the end of each time period:

1 YEAR         3 YEARS           5 YEARS          10 YEARS
$900           $1,118            $1,362           $2,296


(To be used with NV4224 Rev. 10/04)

                                                                    NV5898 12/04

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits
      (a)  Financial Statements:

           (1)  Financial statements and schedules included in Part A:

                Not Applicable

           (2)  Financial statements and schedules included in Part B

                JNLNY Separate Account I

                Report of Independent Accountants as of December 31, 2003 Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statement of Changes in Net Assets for the Years Ended December
                  31, 2003 December 31, 2002 and December 31, 2001

                Notes to Financial Statements

                Jackson National Life Insurance Company of New York

                Report of Independent Accountants as of December 31, 2003 Balance Sheet for the years ended December 31, 2003, 2002 and
                  2001
                Income Statement for the years ended December 31, 2003,
                  2002, and 2001
                Statement of Stockholder's Equity and Comprehensive Income
                  for the years ended December 31, 2003, 2002, and 2001
                Statement of Cash Flows for the years ended
                  December 31, 2003, 2002 and 2001

                Notes to Financial Statements

Item 24.(b) Exhibits

Exhibit No. Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement as filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.          Not Applicable

3.a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement as filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on
            December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 as filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn. Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed via EDGAR on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed via EDGAR on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed via EDGAR on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

f. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 13 as filed on September 17, 2004 (File Nos. 333-70384 and 811-08401).

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 13 as filed on September 17, 2004 (File Nos. 333-70384 and 811-08401).

8.          Not Applicable

9. Opinion and Consent of Counsel, incorporated by reference to Registrant's Post-Effective Amendment No. 13 as filed on September 17, 2004 (File Nos. 333-70384 and 811-08401).

10. Consent of Independent Accountants, incorporated by reference to Registrant's Post-Effective Amendment No. 13 as filed on September 17, 2004 (File Nos. 333-70384 and 811-08401).

11.         Not Applicable

12.         Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

13.a. Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (File Nos. 333-70384 and 811-08401).

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Joanne P. McCallie                 Director
         1 Birch Road
         110 Berkowitz
         East Lansing, MI 48824

         Herbert G. May III                 Chief Administrative Officer &
         275 Grove St Building 2            Director
         4th floor
         Auburndale, MA 02466

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations & Director
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration -
         1 Corporate Way                    Customer Service Center & Director
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President - Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Vice President, Senior Counsel,
         1 Corporate Way                    Assistant Secretary & Director
         Lansing, MI 48951

         James Golembiewski                 Vice President & Chief of Compliance
         1 Corporate Way                    for Separate Accounts, Senior
         Lansing, MI 48951                  Counsel & Assistant Secretary

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President &
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting & Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President - Financial
         1 Corporate Way                    Operations & Director
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional
         1 Corporate Way                    Information Technology
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Administration -
         8055 E. Tufts Avenue               Denver Service Center
         Suite 1000
         Denver, CO 80237

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of November 18, 2004.

           Qualified: 3,144
           Non-qualified: 3,210

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bruce Wing                         Senior Vice President and National Director
8055 E. Tufts Avenue               of Life Sales
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Copywriting Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237



(c)

                       NEW UNDERWRITING      COMPENSATION ON
NAME OF PRINCIPAL       DISCOUNTS AND          REDEMPTION          BROKERAGE
UNDERWRITER             COMMISSIONS          OR ANNUITIZATION     COMMISSIONS           COMPENSATION
-----------             -----------             -----------       -----------           -----------

Jackson National Life
Distributors, Inc.      Not Applicable       Not Applicable       Not Applicable        Not Applicable


Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company of New York
           2900 Westchester Avenue
           Purchase, NY 10577

           Jackson National Life Insurance Company of New York
           Annuity Service Center
           8055 East Tufts Ave., Second Floor
           Denver, CO 80237

           Jackson National Life Insurance Company of New York
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, MI 48951

           Jackson National Life Insurance Company of New York
           225 West Wacker Drive, Suite 1200
           Chicago, IL 60606


Item 31. Management Services
           Not Applicable


Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
           (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 16th day of December, 2004.

JNLNY Separate Account I
(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Clark P. Manning                                      Date
President and Chief Executive Officer

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
Treasurer and Chairman of
the Board

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Bradley J. Powell                                     Date
Vice President - IMG and Director

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel,
Secretary and Director

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Donald B. Henderson, Jr.                              Date
Director

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
David C. Porteous                                     Date
Director

/S/ THOMAS J. MEYER*                                  December 16, 2004
----------------------------                          ---------------
Donald T. DeCarlo                                     Date
Director


* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

        This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

        IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 5th day of January, 2004.

/S/ CLARK P. MANNING
-------------------------------------
Clark P. Manning
President and Chief Executive Officer

/S/ ANDREW B. HOPPING
-------------------------------------
Andrew B. Hopping
Executive Vice President, Chief
Financial Officer and Director

/S/ BRADLEY J. POWELL
-------------------------------------
Bradley J. Powell
Vice President - IMG and Director

/S/ HERBERT G. MAY III
-------------------------------------
Herbert G. May III
Chief Administrative Officer and
Director

/S/ JAMES G. GOLEMBIEWSKI
-------------------------------------
James G. Golembiewski
Vice President, Associate General
Counsel and Director

/S/ THOMAS J. MEYER
-------------------------------------
Thomas J. Meyer
Senior Vice President, General
Counsel and Director

/S/ DONALD B. HENDERSON, JR.
-------------------------------------
Donald B. Henderson, Jr.
Director

/S/ HENRY J. JACOBY
-------------------------------------
Henry J. Jacoby
Director

/S/ DAVID L. PORTEOUS
-------------------------------------
David L. Porteous
Director

/S/ DONALD T. DECARLO
-------------------------------------
Donald T. DeCarlo
Director